UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

                       Cornerstone Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

       383 Madison Avenue, New York, New York              10179
--------------------------------------------------------------------------------
      (Address of principal executive offices)          (Zip code)

                                   Jodi Levine

383 Madison Avenue, New York, NY 10179
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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 272-3550

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




================================================================================

                               CORNERSTONE TOTAL
                               RETURN FUND, INC.




                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007

================================================================================

CONTENTS

  Portfolio Summary                                                            1
  Summary Schedule of Investments                                              2
  Statement of Assets and Liabilities                                          4
  Statement of Operations                                                      5
  Statement of Changes in Net Assets                                           6
  Financial Highlights                                                         7
  Notes to Financial Statements                                                8
  Result of Annual Meeting of Stockholders                                    12
  Description of Dividend Reinvestment Plan                                   13
  Investment Management Agreement Approval Disclosure                         15
  Proxy Voting and Portfolio Holdings Information                             16
  Privacy Policy Notice                                                       16
  Summary of General Information                                              17
  Shareholder Information                                                     17

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CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2007 (UNAUDITED)
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SECTOR ALLOCATION

                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Financials                                                               19.0
Information Technology                                                   14.3
Healthcare                                                               10.8
Industrials                                                              10.4
Energy                                                                    9.7
Consumer Discretionary                                                    9.3
Consumer Staples                                                          8.5
Closed-End Funds                                                          8.1
Telecommunication Services                                                3.8
Utilities                                                                 2.9
Materials                                                                 2.5
Other                                                                     0.7
--------------------------------------------------------------------------------

TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
    Holding                                 Sector                    Net Assets
--------------------------------------------------------------------------------
1.  Exxon Mobil Corporation                 Energy                        5.3
2.  General Electric Company                Industrials                   3.7
3.  Citigroup Inc.                          Financials                    2.6
4.  AT&T Inc.                               Telecommunication Services    2.4
5.  Microsoft Corporation                   Information Technology        2.2
6.  Dreman/Claymore Dividend & Income Fund  Closed-End Funds              2.1
7.  Adams Express Company                   Closed-End Funds              2.1
8.  Johnson & Johnson                       Healthcare                    1.9
9.  American International Group, Inc.      Financials                    1.7
10. Chevron Corporation                     Energy                        1.7
--------------------------------------------------------------------------------

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CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares         Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.72%
  CLOSED-END FUNDS - 8.11%
    Adams Express Company                                70,400    $  1,048,256
    Boulder Total Return Fund, Inc.                      13,900         296,626
    Dreman/Claymore Dividend & Income Fund               49,500       1,063,260
    Liberty All-Star Growth Fund, Inc.                  126,800         722,760
    Other Closed-End Funds (a)                                          964,444
                                                                   ------------
                                                                      4,095,346
                                                                   ------------
  CONSUMER DISCRETIONARY - 9.28%
    Home Depot, Inc. (The)                                9,000         354,150
    Target Corporation                                    4,600         292,560
    Time Warner Inc.                                     17,000         357,680
    Walt Disney Company (The)                             8,000         273,120
    Other Consumer Discretionary (a)                                  3,409,034
                                                                   ------------
                                                                      4,686,544
                                                                   ------------
  CONSUMER STAPLES - 8.52%
    Altria Group, Inc.                                    7,700         540,078
    Coca-Cola Company (The)                              11,000         575,410
    PepsiCo, Inc. ^                                       5,000         324,250
    Procter & Gamble Company (The)                       11,472         701,972
    Wal-Mart Stores, Inc.                                16,000         769,760
    Other Consumer Staples (a)                                        1,391,066
                                                                   ------------
                                                                      4,302,536
                                                                   ------------
  ENERGY - 9.69%
    Chevron Corporation                                  10,068         848,128
    Exxon Mobil Corporation                              32,000       2,684,160
    Marathon Oil Corp.                                    5,000         299,800
    Schlumberger Limited ^                                5,000         424,700
    Other Energy (a)                                                    633,575
                                                                   ------------
                                                                      4,890,363
                                                                   ------------
  FINANCIALS - 18.96%
    American International Group, Inc.                   12,331         863,540
    Bank of America Corporation                          14,521         709,932
    Citigroup Inc.                                       25,600       1,313,024
    Franklin Resources, Inc. ^                            2,500         331,175
    Goldman Sachs Group, Inc. (The)                       3,000         650,250
    JPMorgan Chase & Co.                                 12,700         615,315
    Morgan Stanley                                        3,700         310,356
    Wachovia Corporation                                  5,600         287,000
    Wells Fargo & Company ^                              18,000         633,060
    Other Financials (a)                                              3,856,919
                                                                   ------------
                                                                      9,570,571
                                                                   ------------
  HEALTHCARE - 10.83%
    Amgen Inc. *                                          8,300         458,907
    Johnson & Johnson                                    15,500         955,110
    Merck & Co. Inc.                                      8,700         433,260
    Pfizer Inc. ^                                        22,460         574,302
    UnitedHealth Group Incorporated                      10,000         511,400
    Wyeth ^                                               5,000         286,700
    Other Healthcare (a)                                              2,244,332
                                                                   ------------
                                                                      5,464,011
                                                                   ------------
  INDUSTRIALS - 10.41%
    FedEx Corp. ^                                         2,500         277,425
    General Electric Company                             49,000       1,875,720
    United Parcel Service, Inc., Class B                  4,000         292,000
    United Technologies Corporation                       4,400         312,092
    Other Industrials (a)                                             2,498,873
                                                                   ------------
                                                                      5,256,110
                                                                   ------------
  INFORMATION TECHNOLOGY - 14.28%
    Apple Computer, Inc. ^ *                              5,000         610,200
    Cisco Systems, Inc. *                                22,000         612,700
    Google Inc. *                                         1,000         523,380
    Hewlett-Packard Company ^                            10,000         446,200
    Intel Corporation                                    13,000         308,880
    International Business Machines Corporation           5,700         599,925
    Microsoft Corporation                                37,500       1,105,125
    Oracle Corporation ^ *                               28,600         563,706
    QUALCOMM Inc.                                         6,800         295,052


See accompanying notes to financial statements.
2

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CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) (CONCLUDED)
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                                                        No. of
Description                                             Shares         Value
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY (CONTINUED)
    Texas Instruments Incorporated                       11,000    $    413,930
    Other Information Technology (a)                                  1,729,995
                                                                   ------------
                                                                      7,209,093
                                                                   ------------
  MATERIALS - 2.49%
    E. I. du Pont de Nemours and Company                  5,800         294,872
    Other Materials (a)                                                 963,917
                                                                   ------------
                                                                      1,258,789
                                                                   ------------
  REAL ESTATE INVESTMENT TRUST - 0.46%
    Total Real Estate Investment Trust (a)                              232,600
                                                                   ------------
  TELECOMMUNICATION SERVICES - 3.75%
    AT&T Inc.                                            28,589       1,186,444
    Verizon Communications Inc.                          10,000         411,700
    Other Telecommunication Services (a)                                292,195
                                                                   ------------
                                                                      1,890,339
                                                                   ------------
  UTILITIES - 2.94%
    TXU Corp.                                             7,400         498,020
    Other Utilities (a)                                                 984,235
                                                                   ------------
                                                                      1,482,255
                                                                   ------------
  TOTAL EQUITY SECURITIES
    (cost - $40,567,315)                                             50,338,557
                                                                   ------------

                                                      Principal
                                                       Amount
Description                                            (000's)         Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.92%
  REPURCHASE AGREEMENTS - 3.92%
    Bear, Stearns & Co. Inc. +
    (Agreements dated 6/29/2007 to
    be repurchased at $1,979,387) (b)                  $  1,979    $  1,978,659
                                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
    (cost - $1,978,659)                                               1,978,659
                                                                   ------------
  TOTAL INVESTMENTS - 103.64%
    (cost - $42,545,974)                                             52,317,216
                                                                   ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (3.64)%                                             (1,839,115)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 50,478,101
                                                                   ============

----------
*     Non-income producing security.
+     Includes investments purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.
(a) Represents issues not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2007.
(b) At June 29, 2007, the maturity date for all repurchase agreements held was July 2, 2007, with interest rates ranging from 2.6875% to 5.3750% and collateralized by $2,024,120 in U.S. Treasury Bonds.


                                 See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value, including collateral for securities
  on loan of $1,817,719 (Cost $42,545,974) (1)                                             $ 52,317,216
Receivables:
  Dividends                                                                                      47,121
  Interest                                                                                        1,638
  Reclaims                                                                                       16,360
Prepaid expenses                                                                                  7,561
                                                                                           ------------
Total Assets                                                                                 52,389,896
                                                                                           ------------
LIABILITIES
Payables:
  Upon return of securities loaned                                                            1,817,719
  Investment management fees (net of fee waivers)                                                42,159
  Directors' fees                                                                                13,883
  Other accrued expenses                                                                         37,488
  Due to custodian                                                                                  546
                                                                                           ------------
Total Liabilities                                                                             1,911,795
                                                                                           ------------
NET ASSETS (applicable to 5,256,603 shares of common stock outstanding)                    $ 50,478,101
                                                                                           ============
NET ASSET VALUE PER SHARE ($50,478,101 [divided by] 5,256,603)                             $       9.60
                                                                                           ============
NET ASSETS CONSISTS OF
Capital stock, $0.01 par value; 5,256,603 shares issued and outstanding
  (15,000,000 shares authorized)                                                           $     52,566
Paid-in capital                                                                              56,394,155
Accumulated net realized loss on investments and foreign currency related transactions      (15,739,862)
Net unrealized appreciation in value of investments and translation of foreign currency       9,771,242
                                                                                           ------------
Net assets applicable to shares outstanding                                                $ 50,478,101
                                                                                           ============

----------
(1) Includes securities out on loan to brokers with a market value of $1,787,327.


See accompanying notes to financial statements.
4

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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)
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INVESTMENT INCOME
Income:
  Dividends                                                                                $    530,207
  Interest                                                                                       10,815
  Securities lending                                                                             10,710
                                                                                           ------------
  Total Investment Income                                                                       551,732
                                                                                           ------------
Expenses:
  Investment management fees                                                                    254,112
  Directors' fees                                                                                27,769
  Administration fees                                                                            25,439
  Legal and audit fees                                                                           25,393
  Accounting fees                                                                                17,624
  Printing                                                                                       15,483
  Transfer agent fees                                                                            14,876
  Custodian fees                                                                                  5,949
  Stock exchange listing fees                                                                     3,168
  Insurance                                                                                       3,165
                                                                                           ------------
  Total Expenses                                                                                392,978
  Less: Management fee waivers                                                                   (1,467)
  Less: Fees paid indirectly                                                                     (5,949)
                                                                                           ------------
    Net Expenses                                                                                385,562
                                                                                           ------------
  Net Investment Income                                                                         166,170
                                                                                           ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized loss from investments and foreign currency related transactions                   (375,222)
Capital gain distributions from regulated investment companies                                    6,305
Net change in unrealized appreciation in value of investments
  and translation of foreign currency                                                         2,750,934
                                                                                           ------------
Net realized and unrealized gain on investments and foreign currency related transactions     2,382,017
                                                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $  2,548,187
                                                                                           ============


                                 See accompanying notes to financial statements.

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CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
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                                                                        For the Six
                                                                        Months Ended
                                                                       June 30, 2007      For the Year Ended
                                                                         (unaudited)      December 31, 2006
                                                                       -------------      ------------------
DECREASE IN NET ASSETS
Operations:
  Net investment income                                                 $    166,170         $    428,197
  Net realized loss from investments and foreign
    currency related transactions                                           (375,222)             (50,353)
  Capital gain distributions from regulated investment companies               6,305              103,660
  Net change in unrealized appreciation in value of investments
    and translation of foreign currency                                    2,750,934            6,318,611
                                                                        ------------         ------------
    Net increase in net assets resulting from operations                   2,548,187            6,800,115
                                                                        ------------         ------------
Dividends and distributions to shareholders:
  Net investment income                                                     (166,170)            (428,197)
  Return-of-capital                                                       (5,398,973)         (10,248,116)
                                                                        ------------         ------------
    Total dividends and distributions to shareholders                     (5,565,143)         (10,676,313)
                                                                        ------------         ------------
Capital stock transactions:
  Proceeds from 88,729 and 200,573 shares newly issued
    in reinvestment of dividends and distributions, respectively           1,115,827            2,061,112
                                                                        ------------         ------------
    Total decrease in net assets                                          (1,901,129)          (1,815,086)
                                                                        ------------         ------------
NET ASSETS
Beginning of period                                                       52,379,230           54,194,316
                                                                        ------------         ------------
End of period                                                           $ 50,478,101         $ 52,379,230
                                                                        ============         ============


See accompanying notes to financial statements.
6

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CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
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Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                  For the Six
                                                  Months Ended                    For the Years Ended December 31,
                                                 June 30, 2007      ------------------------------------------------------------
                                                  (unaudited)         2006         2005         2004         2003         2002
                                                 -------------      --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $  10.14        $  10.91     $  12.78     $  13.89     $  12.89     $  18.30
                                                    --------        --------     --------     --------     --------     --------
Net investment income #                                 0.03            0.09         0.06         0.10         0.08         0.15
Net realized and unrealized gain/(loss)
  on investments and foreign currency
  related transactions                                  0.46            1.25         0.18         0.87         2.91        (3.57)
                                                    --------        --------     --------     --------     --------     --------
Net increase/(decrease) in net assets
  resulting from operations                             0.49            1.34         0.24         0.97         2.99        (3.42)
                                                    --------        --------     --------     --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                (0.03)          (0.09)       (0.06)       (0.10)       (0.08)       (0.18)
  Return-of-capital                                    (1.04)          (2.02)       (2.05)       (2.01)       (1.91)       (1.80)
                                                    --------        --------     --------     --------     --------     --------
Total dividends and distributions to shareholders      (1.07)          (2.11)       (2.11)       (2.11)       (1.99)       (1.98)
                                                    --------        --------     --------     --------     --------     --------
Capital stock transactions:
  Anti-dilutive effect due to capital
    stock repurchased                                     --              --           --           --           --         0.02
  Anti-dilutive/(dilutive) effect due to shares
    issued in reinvestment of dividends
    and distributions                                   0.04              --           --         0.03           --        (0.03)
                                                    --------        --------     --------     --------     --------     --------
Total capital stock transactions                        0.04              --           --         0.03           --        (0.01)
                                                    --------        --------     --------     --------     --------     --------
Net asset value, end of period                      $   9.60        $  10.14     $  10.91     $  12.78     $  13.89     $  12.89
                                                    ========        ========     ========     ========     ========     ========
Market value, end of period                         $  18.85        $  19.62     $  14.65     $  17.95     $  17.95     $  11.35
                                                    ========        ========     ========     ========     ========     ========
Total investment return (a)                             4.49%          64.15%       (2.07)%      15.11%       82.96%      (19.30)%
                                                    ========        ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)             $ 50,478        $ 52,379     $ 54,194     $ 61,365     $ 65,642     $ 60,151
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                        1.50%(d)        1.44%        1.47%        1.41%        1.20%        1.50%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                     1.53%(d)        1.50%        1.52%        1.45%        1.43%        2.07%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                        1.53%(d)        1.50%        1.50%        1.43%        1.23%        1.63%
Ratio of net investment income to
  average net assets                                    0.65%(d)        0.82%        0.53%        0.75%        0.65%        1.01%
Portfolio turnover rate                                 4.34%          11.29%        9.84%       12.15%        3.62%       86.60%

----------
#     Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)   Expenses are net of fees paid indirectly.
(c)   Expenses exclude the reduction for fees paid indirectly.
(d)   Annualized.


See accompanying notes to financial statements.
7

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CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including reference to special reports prepared by analysts and or reports published in the financial press, the financial conditions and prospects of the issuer available, including considering any recent management or capital structure changes or other recent events that may impact the price of the security; and evaluation of any other information that could be indicative of the value of the security. At June 30, 2007, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, the Fund is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

repurchase price plus accrued interest. Cornerstone monitors daily, the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex- dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share, beginning in 2007, based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. For the year 2007, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal expenses) exceed a rate of 0.125% of average net assets. For the six months ended June 30, 2007, Cornerstone earned $254,112 for investment management services, of which it waived $1,467. The Investment Manager may discontinue such under- taking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption Fees paid indirectly, are expense offsets of $5,949 arising from credits earned on portfolio trans-actions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $17,307 for the six months ended June 30, 2007 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, serves as Secretary of the Fund.

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2007, purchases and sales of securities, other than short-term investments, were $2,217,341 and $9,149,421 respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the six months ended June 30, 2007. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2007, was $1,787,327. During the six months ended June 30, 2007, the Fund earned $10,710 in securities lending income which is included under the caption Securities lending in the Statement of Operations.

NOTE F. FEDERAL INCOME TAXES

Income and capital gains distributions are deter- mined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post- October losses (as later defined), and excise tax regulations.

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

                  ORDINARY INCOME             RETURN-OF-CAPITAL
                  ---------------             -----------------
                2006           2005          2006          2005
                ----           ----          ----          ----
              $428,197       $299,210     $10,248,116   $9,996,313

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2006, the Fund did not incur Post-October losses.

At December 31, 2006, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $15,319,316, of which $12,887,270 expires in 2008, $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012,
$420,772 expires in 2013 and $57,090 expires in 2014.

At June 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $42,597,603, $11,487,974, $(1,768,361), and $9,719,613, respectively.

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On April 16, 2007, the Annual Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon based on 5,186,446 shares of common stock outstanding on February 16, 2007:

      (1) To approve the re-election of seven Directors until the 2008 Annual Meeting.

            NAME OF DIRECTORS                FOR              WITHHOLD
            -----------------                ---              --------
            Ralph W. Bradshaw             4,752,213            40,649
            William A. Clark              4,750,310            42,552
            Thomas H. Lenagh              4,752,045            40,817
            Edwin Meese III               4,735,719            57,143
            Scott B. Rogers               4,750,253            42,609
            Andrew A. Strauss             4,750,134            42,728
            Glenn W. Wilcox, Sr.          4,753,888            38,974

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Total Return Fund, Inc. operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund. American Stock Transfer & Trust Company serves as the Agent that administers the Plan for the shareholders in the Plan.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating share- holder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting share- holders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered shareholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the shareholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records.

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 888-556-0422.

INVESTMENT MANAGEMENT AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

The Board of Directors including, the Independent Directors, (the "Board") of Cornerstone Total Return Fund, Inc. (the "Fund") considers the approval of the Investment Management Agreement (the "Agreement") between Cornerstone Advisors, Inc. (the "Investment Manager") and the Fund on an annual basis. The most recent approval of the Agreement occurred at a meeting of the Board held on February 16, 2007.

In determining whether to approve the Agreement, the Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on their review of the information requested and provided, and the discussions with management of the Investment Manager, the Board determined that the approval of the Agreement was consistent with the best interests of the Fund and its shareholders, and would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager's profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment company advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

The materials provided by the Investment Manager to the Board described the services provided by the Investment Manager to the Fund and included an overview of the Investment Manager and its investment process and policies, including the Investment Manager's extensive knowledge and experience in the closed-end fund industry. The Board also discussed the knowledge of the Investment Manager with respect to managing the Fund's monthly distribution policy and the extent to which such policy contributes to the market's positive valuation of the Fund. The Board also favorably received the Investment Manager's continued commitment to voluntarily waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly (including basic legal fees but excluding other extraordinary legal expenses). The Board also reviewed and discussed a comparison of the Fund's performance with comparable closed-end funds and a comparison of the Fund's expense ratios and management fees with those comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment company advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including, the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager, and was advised by independent legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Investment Manager's relationship with the Fund, and the comparability of the proposed fee to fees paid by comparable closed-end funds. The Board determined that the Agreement is consistent with the best interests of the Fund and its share- holders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate vote of the Independent Directors present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (212) 272-3550 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (212) 272-3550.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

      1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

      2. Information about the Consumer's transactions: this category includes information about your trans- actions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: The New York Times (daily) under the designation "Cnrstn TR" and The Wall Street Journal (daily) and Barron's (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its capital stock in the open market.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------

                      CORNERSTONE TOTAL RETURN FUND, INC.

DIRECTORS AND CORPORATE OFFICERS

Ralph W. Bradshaw        Chairman of the Board of Directors and President
William A. Clark         Director and Vice President
Thomas H. Lenagh         Director
Edwin Meese III          Director
Scott B. Rogers          Director
Andrew A. Strauss        Director
Glenn W. Wilcox, Sr.     Director
Gary A. Bentz            Chief Compliance Officer
Thomas R. Westle         Secretary
Jodi B. Levine           Treasurer

INVESTMENT MANAGER

Cornerstone Advisors, Inc
One West Pack Square
Suite 1650
Asheville, NC 28801

ADMINISTRATOR

Bear Stearns Funds Management Inc.
383 Madison Avenue
New York, NY 10179

CUSTODIAN

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

EXECUTIVE OFFICES

383 Madison Avenue
New York, NY 10179

STOCK TRANSFER AGENT AND REGISTRAR

American Stock Transfer & Trust Co.
59 Maiden Lane
New York, NY 10038

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL

Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

For shareholder inquiries, registered shareholders should call
(800) 937-5449. For general inquiries, please call (212) 272-3550.


[AMEX LOGO]
  LISTED
 CRF(TM)

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        NO. OF
DESCRIPTION                                             SHARES        VALUE
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.72%
  CLOSED-END FUNDS - 8.11%
    Adams Express Company                                70,400    $  1,048,256
    Boulder Total Return Fund, Inc.                      13,900         296,626
    Central Europe and Russia Fund, Inc. (The)            2,500         129,275
    Cohen & Steers Select Utility Fund, Inc.              6,000         157,560
    Dreman/Claymore Dividend & Income Fund               49,500       1,063,260
    H&Q Healthcare Investors                              5,100          87,669
    H&Q Life Sciences Investors                           6,000          81,240
    Japan Equity Fund                                    13,000         109,980
    Liberty All-Star Growth Fund, Inc.                  126,800         722,760
    Neuberger Berman Real Estate Income Fund Inc.         8,500         224,570
    Petroleum & Resources Corporation ^                   3,000         115,860
    Templeton Emerging Markets Fund ^                     3,000          58,290
                                                                   ------------
                                                                      4,095,346
                                                                   ------------
  CONSUMER DISCRETIONARY - 9.28%
    Amazon.com, Inc. ^ *                                  2,500         171,025
    Bed Bath & Beyond Inc. *                              2,500          89,975
    Citadel Broadcasting Corporation                        614           3,960
    Coach, Inc. *                                         2,500         118,475
    Comcast Corporation, Class A *                        9,012         253,417
    Comcast Corporation, Special Class A *                4,250         118,830
    DIRECTV Group, Inc. (The) *                           4,000          92,440
    Ford Motor Company                                   14,000         131,880
    Goodyear Tire & Rubber Company (The) *                2,500          86,900
    Harley-Davidson, Inc.                                 2,500         149,025
    Hilton Hotels Corporation                             2,500          83,675
    Home Depot, Inc. (The)                                9,000         354,150
    J.C. Penney Company, Inc.                             2,500         180,950
    Kohl's Corporation *                                  2,500         177,575
    Lowe's Companies, Inc.                                4,900         150,381
    Marriott International, Inc., Class A                 5,000         216,200
    Mattel, Inc.                                          4,500         113,805
    McDonald's Corporation                                5,100         258,876
    McGraw-Hill Companies, Inc. (The) ^                   2,500         170,200
    NIKE, Inc., Class B                                   2,500         145,725
    Nordstrom, Inc.                                       2,500         127,800
    Office Depot, Inc. *                                  2,500          75,750
    Omnicom Group Inc. ^                                  3,000         158,760
    Staples, Inc.                                         3,150          74,750
    Starbucks Corporation *                               2,500          65,600
    Target Corporation                                    4,600         292,560
    Tata Motors Limited ADR ^                             2,500          41,050
    Time Warner Inc.                                     17,000         357,680
    TJX Companies, Inc. (The)                             2,500          68,750
    Viacom Inc., Class B *                                2,000          83,260
    Walt Disney Company (The)                             8,000         273,120
                                                                   ------------
                                                                      4,686,544
                                                                   ------------

  CONSUMER STAPLES - 8.52%
    Altria Group, Inc.                                    7,700         540,078
    Campbell Soup Company                                 3,200         124,192
    Coca-Cola Company (The)                              11,000         575,410
    Colgate-Palmolive Company                             2,500         162,125
    ConAgra Foods, Inc.                                   2,500          67,150
    CVS Corporation                                       4,175         152,179
    H.J. Heinz Company                                    2,700         128,169
    Kraft Foods Inc, Class A                              5,328         187,812
    Kroger Co. (The)                                      3,600         101,268
    PepsiCo, Inc. ^                                       5,000         324,250
    Procter & Gamble Company (The)                       11,472         701,972
    Safeway Inc. ^                                        4,900         166,747
    Tyson Foods, Inc. ^                                   2,500          57,600
    Walgreen Co.                                          5,600         243,824
    Wal-Mart Stores, Inc.                                16,000         769,760
                                                                   ------------
                                                                      4,302,536
                                                                   ------------
  ENERGY - 9.69%
    Chevron Corporation                                  10,068         848,128
    Exxon Mobil Corporation                              32,000       2,684,160
    Halliburton Company                                   5,000         172,500
    Marathon Oil Corp.                                    5,000         299,800
    NiSource Inc. ^                                       2,500          51,775
    Peabody Energy Corporation                            2,500         120,950
    Schlumberger Limited ^                                5,000         424,700
    Weatherford International Ltd. *                      2,500         138,100
    XTO Energy, Inc.                                      2,500         150,250
                                                                   ------------
                                                                      4,890,363
                                                                   ------------
  FINANCIALS - 18.96%
    AFLAC Incorporated                                    1,500          77,100
    Allstate Corporation (The)                            2,500         153,775
    American Express Company ^                            3,500         214,130
    American International Group, Inc.                   12,331         863,540
    Ameriprise Financial, Inc.                            1,220          77,555
    Aon Corporation                                       2,500         106,525
    Bank of America Corporation                          14,521         709,932
    BB&T Corporation                                      4,500         183,060
    CB Richard Ellis Group, Inc., Class A ^ *             2,500          91,250
    Charles Schwab Corporation (The)                      8,200         168,264
    Chubb Corporation (The)                               2,000         108,280
    Citigroup Inc.                                       25,600       1,313,024
    Fannie Mae                                            3,200         209,056
    Fifth Third Bancorp                                   2,500          99,425
    Franklin Resources, Inc. ^                            2,500         331,175
    Freddie Mac                                           3,300         200,310
    Goldman Sachs Group, Inc. (The)                       3,000         650,250
    Hartford Financial Services Group, Inc. (The)         1,600         157,616
    JPMorgan Chase & Co.                                 12,700         615,315
    KeyCorp                                               2,500          85,825
    Lehman Brothers Holdings Inc. ^                       2,500         186,300
    Marsh & McLennan Companies, Inc. ^                    2,500          77,200
    Mellon Financial Corporation                          2,300         101,200
    Merrill Lynch & Co., Inc.                             1,100          91,938

    Metlife, Inc.                                         3,000         193,440
    Moody's Corporation ^                                 2,000         124,400
    Morgan Stanley                                        3,700         310,356
    National City Corporation                             2,500          83,300
    Prudential Financial, Inc.                            2,500         243,075
    Regions Financial Corporation                         1,993          65,968
    SLM Corporation                                       2,500         143,950
    State Street Corporation ^                            1,600         109,440
    Synovus Corporation                                   2,500          76,750
    Travelers Companies, Inc. (The) ^                     5,092         272,422
    UnumProvident Corporation                             2,500          65,275
    Wachovia Corporation                                  5,600         287,000
    Wells Fargo & Company ^                              18,000         633,060
    Western Union Company ^                               4,325          90,090
                                                                   ------------
                                                                      9,570,571
                                                                   ------------
  HEALTHCARE - 10.83%
    Aetna Inc.                                            4,000         197,600
    Amgen Inc. *                                          8,300         458,907
    Biomet, Inc.                                          2,500         114,300
    Eli Lilly and Company                                 4,100         229,108
    Forest Laboratories, Inc. *                           2,500         114,125
    Gilead Sciences, Inc. *                               5,000         193,850
    Johnson & Johnson                                    15,500         955,110
    Laboratory Corporation of America Holdings ^ *        2,500         195,650
    McKesson Corporation                                  2,500         149,100
    Medco Health Solutions, Inc. *                        1,531         119,403
    Medtronic, Inc.                                       4,500         233,370
    Merck & Co. Inc.                                      8,700         433,260
    Pfizer Inc. ^                                        22,460         574,302
    Schering-Plough Corporation                           8,400         255,696
    St. Jude Medical, Inc. *                              2,500         103,725
    Stryker Corporation                                   2,000         126,180
    UnitedHealth Group Incorporated                      10,000         511,400
    Wyeth ^                                               5,000         286,700
    Zimmer Holdings, Inc. *                               2,500         212,225
                                                                   ------------
                                                                      5,464,011
                                                                   ------------
  INDUSTRIALS - 10.41%
    3M Co. ^                                              2,500         216,975
    Allied Waste Industries, Inc. *                       2,500          33,650
    AMR Corporation *                                     2,500          65,875
    Boeing Company (The) ^                                1,400         134,624
    Caterpillar Inc.                                      2,500         195,750
    CSX Corporation                                       5,000         225,400
    Danaher Corporation                                   2,500         188,750
    FedEx Corp. ^                                         2,500         277,425
    General Dynamics Corporation ^                        2,500         195,550
    General Electric Company                             49,000       1,875,720
    Honeywell International Inc. ^                        3,300         185,724
    Illinois Tool Works Inc.                              2,500         135,475
    Lockheed Martin Corporation                           2,500         235,325
    Norfolk Southern Corporation ^                        2,500         131,425
    Raytheon Company ^                                    2,500         134,725
    Rockwell Automation, Inc. ^                           2,500         173,600
    United Parcel Service, Inc., Class B                  4,000         292,000
    United Technologies Corporation                       4,400         312,092
    Waste Management, Inc. ^                              2,500          97,625
    Waters Corporation *                                  2,500         148,400
                                                                   ------------
                                                                      5,256,110
                                                                   ------------

  INFORMATION TECHNOLOGY - 14.28%
    Agilent Technologies Inc. *                           2,500          96,100
    Altera Corporation                                    2,500          55,325
    Apple Computer, Inc. ^ *                              5,000         610,200
    Applied Materials, Inc. ^                             8,000         158,960
    Cisco Systems, Inc. *                                22,000         612,700
    Corning Incorporated *                                6,000         153,300
    eBay Inc. *                                           4,000         128,720
    Electronic Data Systems Corporation                   2,500          69,325
    EMC Corporation *                                     8,000         144,800
    Fiserv, Inc. ^ *                                      2,500         142,000
    Google Inc. *                                         1,000         523,380
    Hewlett-Packard Company ^                            10,000         446,200
    Intel Corporation                                    13,000         308,880
    International Business Machines Corporation           5,700         599,925
    Intuit Inc. ^ *                                       2,500          75,200
    Microsoft Corporation                                37,500       1,105,125
    Motorola, Inc.                                        8,600         152,220
    NVIDIA Corporation *                                  2,500         103,275
    Oracle Corporation ^ *                               28,600         563,706
    Paychex, Inc.                                         2,500          97,800
    QUALCOMM Inc.                                         6,800         295,052
    Texas Instruments Incorporated                       11,000         413,930
    Xerox Corporation *                                   3,000          55,440
    Xilinx, Inc.                                          2,500          66,925
    Yahoo! Inc. *                                         8,500         230,605
                                                                   ------------
                                                                      7,209,093
                                                                   ------------
  MATERIALS - 2.49%
    Air Products & Chemicals, Inc.                        2,500         200,925
    Alcoa Inc.                                            3,000         121,590
    Allegheny Technologies, Inc. ^                        1,500         157,320
    Dow Chemical Company (The)                            3,500         154,770
    E. I. du Pont de Nemours and Company                  5,800         294,872
    International Paper Company ^                         2,300          89,815
    Monsanto Company                                      3,546         239,497
                                                                   ------------
                                                                      1,258,789
                                                                   ------------
  REAL ESTATE INVESTMENT TRUST - 0.46%
    Simon Property Group, Inc. ^                          2,500         232,600
                                                                   ------------

  TELECOMMUNICATION SERVICES - 3.75%
    AT&T Inc.                                            28,589       1,186,444
    Nokia ADR                                             2,500          70,275
    Qwest Communications International Inc. *             7,000          67,900
    Sprint Nextel Corporation ^                           7,437         154,020
    Verizon Communications Inc.                          10,000         411,700
                                                                   ------------
                                                                      1,890,339
                                                                   ------------
  UTILITIES - 2.94%
    Alleghany Energy Inc. *                               2,500         129,350
    American Electric Power Company, Inc. ^               5,500         247,720
    Duke Energy Corporation ^                             6,600         120,780
    Dynegy Inc. ^ *                                       5,000          47,200
    FirstEnergy Corp.                                     2,500         161,825
    Southern Company (The)                                2,500          85,725
    TXU Corp.                                             7,400         498,020
    Williams Companies, Inc. (The)                        2,500          79,050
    Xcel Energy, Inc. ^                                   5,500         112,585
                                                                   ------------
                                                                      1,482,255
                                                                   ------------

  TOTAL EQUITY SECURITIES
    (cost - $40,567,315)                                             50,338,557
                                                                   ------------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000'S)
                                                       ---------
  SHORT-TERM INVESTMENTS - 3.92%
    REPURCHASE AGREEMENTS - 3.92%
      Bear, Stearns & Co. Inc. + ++
      (Agreements dated 6/29/2007 to be repurchased
      at $1,173,425, 5.3750%, 7/2/2007, collateralized
      by $1,196,550 in United States Treasury Bonds)      1,173       1,172,900
      Bear, Stearns & Co. Inc. + ++
      (Agreements dated 6/29/2007 to be repurchased
      at $644,963, 2.6875%, 7/2/2007, collateralized
      by $658,893 in United States Treasury Bonds)          645         644,819
      Bear, Stearns & Co. Inc.
      (Agreements dated 6/29/2007 to be repurchased
      at $160,998, 4.3000%, 7/2/2007, collateralized
      by $168,677 in United States Treasury Bonds)          161         160,940
                                                                   ------------
  TOTAL SHORT-TERM INVESTMENTS
    (cost - $1,978,659)                                               1,978,659
                                                                   ------------
TOTAL INVESTMENTS - 103.64%
  (cost - $42,545,974)                                               52,317,216
                                                                   ------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.64)%                      (1,839,115)
                                                                   ------------
NET ASSETS - 100.00%                                               $ 50,478,101
                                                                   ============

----------
ADR   American Depositary Receipt
*     Non-income producing security.
+     Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANIES AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

      (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

      (b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cornerstone Total Return Fund, Inc.

By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ralph W. Bradshaw
    ---------------------
Name:  Ralph W. Bradshaw
Title: Principal Executive Officer
Date:  August 31, 2007

By: /s/ Jodi B. Levine
    ------------------
Name:  Jodi B. Levine
Title: Principal Financial Officer
Date:  August 31, 2007